Net Interest Income and Average Balance Sheet and Interest Rates (Tables)	6 Months Ended
Mar. 31, 2025
Net interest income and average balance sheet and interest rates
Schedule of net interest income

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 25	Mar 25
$m	2025	2024	2024	- Sept 24	- Mar 24
Interest income
Calculated using the effective interest method
Cash and balances with central banks	1,433	1,830	2,293	(22)	(38)
Collateral paid	266	285	362	(7)	(27)
Investment securities	2,246	1,899	1,595	18	41
Loans	23,153	22,862	21,598	1	7
Other financial assets	9	5	10	80	(10)
Total interest income calculated using the effective interest method	27,107	26,881	25,858	1	5
Other
Net ineffectiveness on qualifying hedges	(69)	9	(1)	large	large
Trading securities and financial assets measured at FVIS	1,046	913	687	15	52
Total other	977	922	686	6	42
Total interest income	28,084	27,803	26,544	1	6
Interest expense
Calculated using the effective interest method
Collateral received	(152)	(141)	(176)	8	(14)
Deposits and other borrowings	(11,016)	(10,983)	(10,285)	-	7
Debt issues	(3,367)	(3,105)	(2,989)	8	13
Loan capital	(1,026)	(943)	(905)	9	13
Other financial liabilities	(190)	(125)	(269)	52	(29)
Total interest expense calculated using the effective interest method	(15,751)	(15,297)	(14,624)	3	8
Other
Deposits and other borrowings	(1,088)	(1,170)	(1,219)	(7)	(11)
Trading liabilities[a]	(1,536)	(1,366)	(1,277)	12	20
Debt issues	(124)	(111)	(83)	12	49
Bank levy	(191)	(185)	(172)	3	11
Other interest expense	(43)	(48)	(42)	(10)	2
Total other	(2,982)	(2,880)	(2,793)	4	7
Total interest expense	(18,733)	(18,177)	(17,417)	3	8
Net interest income[b]	9,351	9,626	9,127	(3)	2

a.	Includes net impact of Treasury balance sheet management activities.
b.

Included items relating to remediation costs recognised as a $7 million reduction to net interest income (Second Half 2024: $45 million addition, First Half 2024: $2 million addition). Refer to Note 13 (pages 101-105) for further details.

Summary of the daily average balances of interest earning assets and interest bearing liabilities

	Half Year March 2025			Half Year Sept 2024			Half Year March 2024
	Average	Interest	Average	Average	Interest	Average	Average	Interest	Average
	balance	income	rate	balance	income	rate	balance	income	rate
	$m	$m	%	$m	$m	%	$m	$m	%
Assets
Interest earning assets
Loans
Australia	653,746	19,898	6.1	640,394	19,484	6.1	627,150	18,381	5.9
New Zealand	92,103	2,964	6.5	92,086	3,139	6.8	92,358	3,016	6.5
Other overseas	9,681	291	6.0	7,248	239	6.6	6,084	201	6.6
Housing[a]
Australia	444,432	13,023	5.9	443,112	12,886	5.8	435,130	12,096	5.6
New Zealand	60,938	1,850	6.1	60,704	1,846	6.1	60,916	1,715	5.6
Other overseas	378	8	4.2	389	9	4.6	425	8	3.8
Personal
Australia	9,834	497	10.1	10,375	514	9.9	10,993	525	9.6
New Zealand	1,059	49	9.3	1,042	48	9.2	1,084	49	9.0
Other overseas	7	-	-	6	1	33.3	8	-	-
Business
Australia	199,480	6,378	6.4	186,907	6,084	6.5	181,027	5,760	6.4
New Zealand	30,106	1,065	7.1	30,340	1,245	8.2	30,358	1,252	8.2
Other overseas	9,296	283	6.1	6,853	229	6.7	5,651	193	6.8
Trading securities and financial assets measured at FVIS
Australia	37,813	830	4.4	33,267	712	4.3	23,943	511	4.3
New Zealand	5,177	113	4.4	4,888	127	5.2	4,548	124	5.5
Other overseas	4,880	103	4.2	3,455	74	4.3	2,599	52	4.0
Investment securities
Australia	101,793	2,085	4.1	90,391	1,760	3.9	80,025	1,467	3.7
New Zealand	7,147	127	3.6	6,521	109	3.3	6,619	92	2.8
Other overseas	1,797	34	3.8	1,997	30	3.0	2,297	36	3.1
Other interest earning assets[b]
Australia	59,427	1,144	3.9	69,379	1,458	4.2	89,073	1,882	4.2
New Zealand	7,831	167	4.3	8,101	219	5.4	9,171	246	5.4
Other overseas	15,306	328	4.3	17,675	452	5.1	20,841	536	5.1
Total interest earning assets and interest income	996,701	28,084	5.7	975,402	27,803	5.7	964,708	26,544	5.5
Non-interest earning assets
Derivative financial instruments	27,698			16,625			16,947
All other assets[c]	79,904			73,653			67,282
Total non-interest earning assets	107,602			90,278			84,229
Total assets	1,104,303			1,065,680			1,048,937

a.

Certain portions of loans are non-interest bearing and are presented below in All other assets. The non-interest bearing portion represents the impact of mortgage offset deposits which are taken into consideration when calculating interest charged on loans.

b.	Interest income includes net ineffectiveness on qualifying hedges.
c.

Includes property and equipment, intangible assets, deferred tax assets, non-interest earning loans relating to mortgage offset accounts and all other non-interest earning assets. Mortgage offset balances were $63,511 million in First Half 2025 (Second Half 2024: $58,733 million, First Half 2024: $55,324 million).

Note 3. Net interest income and average balance sheet and interest rates (Continued)

	Half Year March 2025			Half Year Sept 2024			Half Year March 2024
	Average	Interest	Average	Average	Interest	Average	Average	Interest	Average
	balance	expense	rate	balance	expense	rate	balance	expense	rate
	$m	$m	%	$m	$m	%	$m	$m	%
Liabilities
Interest bearing liabilities
Deposits and other borrowings
Australia	505,994	10,259	4.1	493,900	10,069	4.1	479,763	9,344	3.9
New Zealand	64,845	1,377	4.3	64,508	1,606	5.0	65,632	1,614	4.9
Other overseas	20,312	468	4.6	18,299	478	5.2	20,413	546	5.3
Certificates of deposit
Australia	30,915	708	4.6	33,317	757	4.5	33,879	752	4.4
New Zealand	1,794	42	4.7	2,236	64	5.7	2,612	77	5.9
Other overseas	13,416	336	5.0	12,294	348	5.7	13,440	388	5.8
Transactions
Australia	118,434	2,094	3.5	118,828	2,181	3.7	119,919	1,931	3.2
New Zealand	9,100	140	3.1	8,901	204	4.6	8,771	200	4.6
Other overseas	893	7	1.6	826	7	1.7	820	6	1.5
Savings
Australia	204,173	3,871	3.8	194,017	3,665	3.8	184,793	3,342	3.6
New Zealand	18,007	234	2.6	18,200	310	3.4	18,730	325	3.5
Other overseas	1,089	12	2.2	999	13	2.6	993	12	2.4
Term
Australia	152,472	3,586	4.7	147,738	3,466	4.7	141,172	3,319	4.7
New Zealand	35,944	961	5.4	35,171	1,028	5.8	35,519	1,012	5.7
Other overseas	4,914	113	4.6	4,180	110	5.3	5,160	140	5.4
Repurchase agreements
Australia	15,987	406	5.1	19,604	397	4.1	24,476	295	2.4
New Zealand	2,887	61	4.2	3,730	100	5.4	4,906	134	5.5
Other overseas	1,224	27	4.4	29	1	6.9	357	10	5.6
Loan capital
Australia	39,746	940	4.7	38,323	857	4.5	36,135	819	4.5
New Zealand	3,026	86	5.7	2,961	86	5.8	3,005	86	5.7
Other overseas	-	-	-	-	-	-	-	-	-
Other interest bearing liabilities[a]
Australia	174,487	4,545	5.2	167,090	4,148	5.0	162,354	4,222	5.2
New Zealand	22,050	564	5.1	20,761	436	4.2	19,507	332	3.4
Other overseas	479	-	-	681	(1)	(0.3)	1,225	15	2.4
Total interest bearing liabilities and interest expense	851,037	18,733	4.4	829,886	18,177	4.4	817,773	17,417	4.3
Non-interest bearing liabilities
Deposits and other borrowings
Australia	131,884			124,168			120,371
New Zealand	10,545			10,540			11,242
Other overseas	1,206			1,341			1,325
Derivative financial instruments	28,812			20,618			22,208
All other liabilities	9,891			7,913			4,134
Total non-interest bearing liabilities	182,338			164,580			159,280
Total liabilities	1,033,375			994,466			977,053
Shareholders’ equity	70,584			71,145			71,841
NCI	344			69			43
Total equity	70,928			71,214			71,884
Total liabilities and equity	1,104,303			1,065,680			1,048,937

a.	Interest expense includes the net impact of Treasury balance sheet management activities and the bank levy.